LAND USE RIGHTS (Details) (Land use rights, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Land use rights
Land use rights
Land use right	$ 47,521	$ 47,521
Less: Accumulated amortization	(5,778)	(4,614)
Foreign currency translation adjustment	7,219	5,733
Total	48,962	48,640
Estimated annual amortization expenses
2014	1,192
2015	1,192
2016	1,192
2017	1,192
2018	$ 1,192